Accrued liabilities and other current payables (Tables)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables

	As of March 31,
	2024	2023
Accrued liabilities
Accrued directors’ remuneration	$360,632	$216,407
Accrued payroll and employee defined contribution plan	75,118	37,273
Accrued professional fees	201,140	191,604
Accrued rent	44,625	46,656
Accrued research and development services fees	25,632	156,424
Others	25,405	4,367
	$732,552	$652,731
Other current payables
Advances from customers	$2,770	$110,244
Other current payables	21,508	7,243

	$756,830	$770,218

	As of March 31,
	2022	2021

Advances from customers	$4,248	$85,249
Accrued liabilities	209,019	97,238
Other current payables	21,141	23,775
Accrued expenses and other payables	$234,408	$206,262